Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables

	2025	2024
	$m	$m
Amounts due to exchanges, clearing houses and other counterparties[1]	378.3	1,407.5
Amounts due to Prime Brokers[1]	733.6	1,017.1
Amounts payable to clients[1]	8,951.7	6,236.9
Accruals	568.2	468.3
Settlement balances[1]	2,096.4	482.3
Other tax and social security taxes	22.5	9.9
Other creditors[1]	138.5	118.4
Bank overdrafts	67.2	—
	12,956.4	9,740.4
1.During 2025 the Group made a voluntary change in presentation to separate Amounts due to Prime Brokers and Settlement balances from within Amounts due to exchanges, clearing houses and other counterparties and Amounts payable to clients. Trade payables, Deferred income  and Other creditors were also combined into a single category of Other creditors.  The Group considers this revised view to provide more useful information.